Other equity instruments	12 Months Ended
Dec. 31, 2020
Other equity instruments
Other equity instruments
20	Other equity instruments
(a)	Other equity instruments as at 31 December 2020

			Initial
Type of	Issuance		Distribution					Conversion	Conversion
Instruments	Date	Category	Rate	Issue Price	Number	Par Value	Initial Period	Condition	Result
				RMB ’000		RMB ’000
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	8 years	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	8 years	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	8 years	None	None
China Life Financing Plan (1st)	September 2019	Equity Instrument	5.05%	—	—	2,070,000	8 years	None	None
PICC Financing Plan (1st)	September 2019	Equity Instrument	5.10%	—	—	930,000	10 years	None	None
2019 medium-term notes (2nd)	October 2019	Equity Instrument	4.08%	0.1	20,000,000	2,000,000	3 years	None	None
2019 medium-term notes (3rd)	October 2019	Equity Instrument	4.05%	0.1	20,000,000	2,000,000	3 years	None	None
China Life Financing Plan (2nd)	October 2019	Equity Instrument	5.05%	—	—	2,260,000	8 years	None	None
PICC Financing Plan (2nd)	October 2019	Equity Instrument	5.10%	—	—	1,740,000	10 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.15%	0.1	25,000,000	2,500,000	3 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.53%	0.1	15,000,000	1,500,000	5 years	None	None
Bond C	March 2020	Equity Instrument	3.58%	0.1	20,000,000	2,000,000	3 years	None	None
Bond D	March 2020	Equity Instrument	3.85%	0.1	10,000,000	1,000,000	5 years	None	None
2020 medium-term notes (1st)	April 2020	Equity Instrument	3.18%	0.1	30,000,000	3,000,000	3 years	None	None
China Life Financing Plan (3rd)	April 2020	Equity Instrument	4.75%	-	-	3,570,000	8 years	None	None
PICC Financing Plan (3rd)	April 2020	Equity Instrument	4.75%	-	-	930,000	10 years	None	None
Bond E	April 2020	Equity Instrument	3.09%	0.1	25,000,000	2,500,000	3 years	None	None
2020 medium-term notes (2nd)	June 2020	Equity Instrument	3.60%	0.1	35,000,000	3,500,000	3 years	None	None
2020 medium-term notes (3rd)	August 2020	Equity Instrument	3.99%	0.1	20,000,000	2,000,000	3 years	None	None
PICC Financing Plan (4th)	August 2020	Equity Instrument	4.60%	-	-	3,000,000	10 years	None	None
Bond F	September 2020	Equity Instrument	4.38%	0.1	30,000,000	3,000,000	3 years	None	None
2020 medium-term notes (4th)	September 2020	Equity Instrument	4.40%	0.1	10,000,000	1,000,000	3 years	None	None
Total						48,000,000

(b)	Major provisions

In 2017, the Company issued two tranches of perpetual corporate bonds with the net proceeds of approximately RMB2,500 million and RMB2,500 million, respectively. The perpetual corporate bonds are issued at par value with an initial distribution rate of 5.05% and 5.17%. The interests of the perpetual corporate bonds are recorded as distributions, which are paid annually in arrears in September in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The perpetual corporate bonds have no fixed maturity date and are callable at the Company’s discretion in whole in August 2020 and 2022 respectively, and the payment of the principal may be deferred for each renewal period to 3 and 5 years respectively. The applicable distribution rate will be reset on the first call date and each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum. On the first call date of bond A in September 2020, the Company decided to exercise the callable option. The bond was redeemed in whole on 25 September 2020.

20	Other equity instruments
(b)	Major provisions (continued)

In 2018, the Company issued three tranches of Yingda Insurance Financing Plan (the “Yingda plan”) with the aggregate proceeds of RMB5,000 million. The Yingda plan has no fixed period with initial distribution rate of 5.79%. The interests of the financing plan are recorded as distributions, which are paid annually in arrears in June and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The Yingda plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after the 8th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 9th to the 11th year after the issuance, the period from the 11th to the 13th year after the issuance and the 13th year onwards after the issuance, to the higher of the initial distribution rate plus 300 basis points and the 10-year treasury bond yield in the 9th year after the issuance plus 600 basis points, the higher of the initial distribution rate plus 600 basis points and the 10-year treasury bond yield in the 11th year after the issuance plus 900 basis points and the higher of the initial distribution rate plus 900 basis points and the 10-year treasury bond yield in the 13th year after the issuance plus 1,200 basis points, respectively.

In 2019, the Company issued two tranches of China Life Financing Plan (the “China Life plan”) with the aggregate proceeds of RMB4,330 million. The China Life plan has no fixed period with an initial distribution rate of 5.05%. The interests of the China Life plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The China Life plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after the 8th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 9th year after the issuance, to the basis rate plus 300 basis points, and will remain 8.05% afterwards.

20	Other equity instruments (continued)
(b)	Major provisions (continued)

In 2019, the Company issued two tranches of PICC Financing Plan (“the PICC plan”) with the aggregate proceeds of RMB2,670 million. The PICC plan has no fixed period with an initial distribution rate of 5.10%. The interests of the PICC plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The PICC plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after 10th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 11th year after the issuance, to the basis rate plus 300 basis points, and will remain 8.10% afterwards.

In October 2019, the Company issued two tranches of medium-term notes with the net proceeds of approximate RMB2,000 million and RMB2,000 million, respectively. The medium-term notes are issued at par value with initial distribution rate of 4.08% and 4.05%. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in October in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, and the payment of the principal may be deferred for each renewal period to 3 years, respectively. The applicable  distribution rate will be reset on the first call date and for each renewal period after  the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In November 2019, the Company issued two tranches of medium-term notes with the net proceeds of approximately RMB2,500 million and RMB1,500 million. The medium-term notes are issued at par value with initial distribution rates of 4.15% and 4.53%, respectively. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in November in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred. The company has the right to defer current interests and all deferred interests. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, and the payment of the principal may be deferred for each renewal period to 3 and 5 years respectively. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In March 2020, the Company issued two tranches of perpetual corporate bonds with the net proceeds of approximately RMB2,000 million and RMB1,000 million, respectively. The perpetual corporate bonds are issued at par value with an initial distribution rate of 3.58%and 3.85%. The interests of the perpetual corporate bonds are recorded as distributions, which are paid annually in arrears in March in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The perpetual corporate bonds have no fixed maturity date and are callable at the Company’s discretion in whole in February 2023 and 2025 respectively, and the payment of the principal may be deferred for each renewal period to 3 and 5 years respectively. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

20	Other equity instruments (continued)
(b)	Major provisions (continued)

In April 2020, the Company issued medium-term notes with the net proceeds of approximately RMB3,000 million. The medium-term notes are issued at par value with an initial distribution rate of 3.18%. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in April in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, and the payment of the principal may be deferred for each renewal period to 3 years. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In April 2020, the Company issued China Life Financing Plan (“the China Life plan”) with the proceeds of RMB3,570 million. The China Life plan has no fixed period with an initial distribution rate of 4.75%. The interests of the China Life plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The China Life plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after the 8th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 9th year after the issuance, to the basis rate plus 300 basis points, and will remain 7.75% afterwards.

In April 2020, the Company issued the third tranche of the PICC plan with the proceeds of RMB930 million. The PICC plan has no fixed period with an initial distribution rate of 4.75%. The interests of the PICC plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The PICC plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after the 10th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 11th year after the issuance, to the basis rate plus 300 basis points, and will remain 7.75% afterwards.

In April 2020, the Company issued a perpetual corporate bond with the net proceeds of approximately RMB2,500 million. The perpetual corporate bond is issued at par value with an initial distribution rate of 3.09%. The interests of the perpetual corporate bond are recorded as distributions, which are paid annually in arrears in April in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The perpetual corporate bond has no fixed maturity date and is callable at the Company’s discretion in whole in March 2023, or the payment of the principal may be deferred for each renewal period to 3 years. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

20	Other equity instruments (continued)
(b)	Major provisions (continued)

In June 2020, the Company issued medium-term notes with the net proceeds of approximately RMB3,500 million. The medium-term notes are issued at par value with an initial distribution rate of 3.60%. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in June in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, and the payment of the principal may be deferred for each renewal period to 3 years. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In August 2020 and September 2020, the Company issued two tranches of medium-term notes with the net proceeds of approximately RMB2,000 million and RMB1,000 million, respectively. The medium-term notes are issued at par value with initial distribution rates of 3.99% and 4.40%. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in August and September in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred. The company has the right to defer current interests and all deferred interests. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, and the payment of the principal may be deferred for each renewal period to 3 years, respectively. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In August 2020, the Company issued the fourth tranche of the PICC plan with the proceeds of RMB3,000 million. The PICC plan has no fixed period with an initial distribution rate of 4.60%. The interests of the PICC plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The PICC plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after the 10th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 11th year after the issuance, to the basis rate plus 300 basis points, and will remain 7.60% afterwards.

In September 2020, the Company issued a perpetual corporate bond with the net proceeds of approximately RMB3,000 million. The perpetual corporate bond is issued at par value with an initial distribution rate of 4.38%. The interests of the perpetual corporate bond are recorded as distributions, which are paid annually in arrears in September in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The company has the right to defer current interests and all deferred interests. The perpetual corporate bond has no fixed maturity date and is callable at the Company’s discretion in whole in August 2023, and the payment of the principal may be deferred for each renewal period to 3 years. The applicable distribution rate will be reset on the first call date and for each renewal period after the first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

20	Other equity instruments (continued)
(b)	Major provisions (continued)

The perpetual corporate bonds, financing plans and medium-term notes were recorded as equity in the consolidated financial statements. During the year ended 31 December 2020, the profit attributable to holders of other equity instruments, based on the applicable distribution rate, was RMB1,770 million (2019: 686 million).

(c)	Changes of other equity instruments during 2020

	As at 1 January 2020		Issuance		Cumulative distributions				As at 31 December 2020
Type of Instruments					Accrued	Distribution	Redemption	Redemption
	Number	Amount	Number	Amount	distribution	payment	value	difference	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000		RMB ’000
Bond A	25,000,000	2,533,780	—	(131)	92,445	(126,250)	(2,500,000)	156	—	—
Bond B	25,000,000	2,534,583	—	—	129,345	(129,250)	—	—	25,000,000	2,534,678
Yingda Insurance Financing Plan (1st)	—	3,288,808	—	—	193,254	(193,254)	—	—	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	828,463	—	—	48,681	(48,681)	—	—	—	828,463
Yingda Insurance Financing Plan (3rd)	—	891,575	—	—	52,390	(52,390)	—	—	—	891,575
China Life Financing Plan (1st)	—	2,073,484	—	—	106,277	(106,277)	—	—	—	2,073,484
PICC Financing Plan (1st)	—	930,922	—	—	48,221	(48,221)	—	—	—	930,922
2019 medium-term notes (2nd)	20,000,000	2,011,533	—	—	81,646	(81,600)	—	—	20,000,000	2,011,579
2019 medium-term notes (3rd)	20,000,000	2,011,271	—	—	81,041	(81,000)	—	—	20,000,000	2,011,312
China Life Financing Plan (2nd)	—	2,263,804	—	—	116,032	(116,032)	—	—	—	2,263,804
PICC Financing Plan (2nd)	—	1,741,726	—	—	90,219	(90,219)	—	—	—	1,741,726
2019 medium-term notes (4th)	25,000,000	2,511,441	—	—	103,794	(103,750)	—	—	25,000,000	2,511,485
2019 medium-term notes (4th)	15,000,000	1,506,431	—	—	67,979	(67,950)	—	—	15,000,000	1,506,460
Bond C	—	—	20,000,000	1,999,980	55,711	—	—	—	20,000,000	2,055,691
Bond D	—	—	10,000,000	999,990	29,956	—	—	—	10,000,000	1,029,946
2020 medium-term notes (1st)	—	—	30,000,000	2,981,135	68,741	—	—	—	30,000,000	3,049,876
China Life Financing Plan (3rd)	—	—	-	3,570,000	120,587	(114,934)	—	—	—	3,575,653
PICC Financing Plan (3rd)	—	—	-	930,000	31,168	(30,309)	—	—	—	930,859
Bond E	—	—	25,000,000	2,499,975	53,546	—	—	—	25,000,000	2,553,521
2020 medium-term notes (2nd)	—	—	35,000,000	3,484,124	67,660	—	—	—	35,000,000	3,551,784
2020 medium-term notes (3rd)	—	—	20,000,000	1,995,313	29,515	—	—	—	20,000,000	2,024,828
PICC Financing Plan (4th)	—	—	-	3,000,000	48,683	(46,000)	—	—	—	3,002,683
Bond F	—	—	30,000,000	2,999,970	40,680	—	—	—	30,000,000	3,040,650
2020 medium-term notes (4th)	—	—	10,000,000	997,094	12,898	—	—	—	10,000,000	1,009,992

Total		25,127,821		25,457,450	1,770,469	(1,436,117)	(2,500,000)	156		48,419,779